FORESTER FUNDS

CERTIFICATION PURSUANT TO RULE 497(j)

July 31, 2008

The undersigned, on behalf of the Forester Funds, Inc. (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated July 31, 2008, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

/S/ Thomas H. Forester

By: Thomas H. Forester

President, Forester Funds, Inc.